TRADE AND OTHER ACCOUNTS PAYABLES - Schedule of trade and other accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Trade And Other Payables [Abstract]
Trade creditors	$ 1,176,985	$ 904,964
Other accounts payable	231,216	366,626
Total	$ 1,408,201	$ 1,271,590